UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                           UCM INSTITUTIONAL
                                                              MONEY MARKET FUND
                                                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMERCIAL PAPER (A) -- 67.7%
--------------------------------------------------------------------------------
                                                      FACE AMOUNT      VALUE
                                                      -----------  -------------
BANKS -- 7.1%
    Barclays
        4.752%, 05/30/06                              $ 3,000,000  $  2,988,642
        5.021%, 07/18/06                                3,000,000     2,967,760
    Goldman Sachs
        4.835%, 07/06/06                                3,000,000     2,973,820
        4.942%, 10/30/06                                3,000,000     2,927,655
    JPMorgan Chase
        4.619%, 05/30/06                                1,000,000       996,335
    Royal Bank of Scotland
        4.767%, 05/08/06                                3,000,000     2,997,229
        4.847%, 07/12/06                                3,000,000     2,971,380
    Societe Generale
        4.867%, 07/31/06                                3,000,000     2,963,827
        5.114%, 08/23/06                                3,000,000     2,952,215
        4.995%, 09/29/06                                3,000,000     2,938,719
                                                                   -------------
                                                                     27,677,582
                                                                   -------------
COMPUTERS & SERVICES -- 0.8%
    IBM Capital
        4.757%, 06/08/06                                3,000,000     2,985,117
                                                                   -------------
CONSUMER PRODUCTS -- 6.7%
    Colgate-Palmolive
        4.902%, 05/30/06                                6,000,000     5,976,414
    Harley-Davidson
        4.937%, 06/21/06                                5,000,000     4,965,292
    Kimberly-Clark
        4.718%, 05/09/06                                4,700,000     4,695,091
        4.807%, 05/17/06                                3,000,000     2,993,613
    Procter & Gamble
        4.739%, 05/03/06                                1,700,000     1,699,553
    Unilever
        4.798%, 05/16/06                                3,000,000     2,994,025
        4.868%, 05/23/06                                3,000,000     2,991,108
                                                                   -------------
                                                                     26,315,096
                                                                   -------------
DRUGS -- 1.8%
    Abbott Labs
        4.765%, 05/02/06                                4,000,000     3,999,471
        4.800%, 05/12/06                                3,000,000     2,995,609
                                                                   -------------
                                                                      6,995,080
                                                                   -------------
ELECTRICAL SERVICES -- 3.7%
    National Rural
        4.797%, 05/09/06                                3,000,000     2,996,813
        4.821%, 05/15/06                                3,000,000     2,994,400
        4.862%, 05/23/06                                3,000,000     2,991,127
    Southern Company Funding
        4.774%, 05/04/06                                3,000,000     2,998,810
        4.841%, 05/24/06                                2,750,000     2,741,549
                                                                   -------------
                                                                     14,722,699
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND II                           UCM INSTITUTIONAL
                                                              MONEY MARKET FUND
                                                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- CONTINUED
--------------------------------------------------------------------------------
                                                      FACE AMOUNT      VALUE
                                                      -----------  -------------
FINANCE -- 36.3%
    Atomium Funding
        4.800%, 05/09/06                              $ 3,000,000  $  2,996,813
        4.978%, 05/22/06                                2,467,000     2,459,862
        4.858%, 06/07/06                                3,000,000     2,985,200
    Barton Capital
        4.754%, 05/11/06                                3,000,000     2,996,067
        4.870%, 06/06/06                                3,000,000     2,985,510
        4.988%, 06/21/06                                3,000,000     2,978,962
    Beethoven Funding
        4.804%, 05/03/06                                1,000,000       999,733
        4.829%, 05/11/06                                1,500,000     1,497,992
        4.973%, 05/31/06                                1,100,000     1,095,463
    CAFCO
        4.892%, 05/31/06                                3,000,000     2,987,850
        4.949%, 06/15/06                                3,000,000     2,981,587
    Chesham Finance
        4.842%, 05/01/06                                2,000,000     2,000,000
        4.834%, 05/03/06                                2,400,000     2,399,356
    CIT Group
        4.787%, 05/03/06                                1,115,000     1,114,705
        4.985%, 07/24/06                                3,000,000     2,965,630
        5.067%, 08/07/06                                3,000,000     2,959,248
    Citigroup Funding
        4.717%, 05/17/06                                3,000,000     2,993,773
        4.879%, 06/21/06                                3,000,000     2,979,515
        5.029%, 07/18/06                                3,000,000     2,967,695
    CRC Funding
        4.873%, 05/26/06                                3,000,000     2,989,917
        4.892%, 06/07/06                                3,000,000     2,985,046
        4.984%, 06/14/06                                3,000,000     2,981,850
    Dollar Thrifty
        4.791%, 05/08/06                                3,372,000     3,368,872
    Edison Asset
        4.858%, 05/10/06                                3,000,000     2,996,362
        4.705%, 06/02/06                                5,394,000     5,371,636
        5.103%, 08/21/06                                1,000,000       984,382
    General Electric Capital
        4.933%, 06/12/06                                3,000,000     2,982,850
        4.888%, 07/11/06                                3,000,000     2,971,541
        4.935%, 10/23/06                                3,000,000     2,930,438
    HBOS Treasury Services
        4.867%, 05/23/06                                3,000,000     2,991,127
        4.871%, 06/05/06                                1,000,000       995,304
        4.851%, 06/08/06                                2,000,000     1,989,867
    HSBC Finance
        4.818%, 05/26/06                                3,000,000     2,990,042
    ING Funding
        4.866%, 06/09/06                                4,000,000     3,979,113
        4.958%, 06/28/06                                3,300,000     3,273,868
    International Lease
        4.819%, 05/18/06                                3,000,000     2,993,214
        4.842%, 05/24/06                                3,000,000     2,990,781
        4.950%, 06/19/06                                3,000,000     2,979,951

THE ADVISORS' INNER CIRCLE FUND II                           UCM INSTITUTIONAL
                                                              MONEY MARKET FUND
                                                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- CONTINUED
--------------------------------------------------------------------------------
                                                      FACE AMOUNT      VALUE
                                                      -----------  -------------
FINANCE -- CONTINUED
    Manhattan Asset
        4.909%, 05/11/06                              $ 3,000,000  $  2,995,917
        5.084%, 07/28/06                                3,000,000     2,963,187
    Prudential
        4.695%, 05/09/06                                3,000,000     2,996,900
        4.759%, 05/15/06                                2,850,000     2,844,769
        5.006%, 07/11/06                                3,000,000     2,970,713
    Sheffield Receivable
        4.848%, 05/15/06                                2,000,000     1,996,243
        4.868%, 05/18/06                                3,000,000     2,993,129
        4.959%, 05/25/06                                3,000,000     2,990,120
    UBS Finance
        4.816%, 05/22/06                                3,000,000     2,991,635
        4.974%, 06/23/06                                2,000,000     1,985,484
        4.644%, 07/17/06                                3,000,000     2,970,932
    Windmill Funding
        4.774%, 05/01/06                                3,000,000     3,000,000
        4.839%, 05/22/06                                3,000,000     2,991,582
        4.907%, 06/13/06                                3,000,000     2,982,585
                                                                   -------------
                                                                    142,764,318
                                                                   -------------
FOOD, BEVERAGE & TOBACCO -- 5.8%
    Anheuser Busch
        4.530%, 05/01/06                                3,000,000     3,000,000
        4.881%, 07/06/06                                3,000,000     2,973,490
    Coca-Cola
        4.740%, 05/04/06                                5,000,000     4,998,029
    Hershey
        4.740%, 05/03/06                                6,000,000     5,998,427
    McCormick
        4.748%, 05/16/06                                3,000,000     2,994,112
        5.032%, 08/14/06                                3,000,000     2,956,688
                                                                   -------------
                                                                     22,920,746
                                                                   -------------
INDUSTRIAL EQUIPMENT -- 1.5%
    Caterpillar
        4.721%, 06/19/06                                3,000,000     2,981,012
        4.897%, 07/24/06                                3,000,000     2,966,260
                                                                   -------------
                                                                      5,947,272
                                                                   -------------
OFFICE AUTOMATION & EQUIPMENT -- 0.7%
    Pitney Bowes
        4.734%, 05/02/06                                2,888,000     2,887,621
                                                                   -------------
OIL & GAS -- 1.8%
    Shell International
        4.701%, 05/22/06                                4,160,000     4,148,716
        4.867%, 06/08/06                                3,000,000     2,984,705
                                                                   -------------
                                                                      7,133,421
                                                                   -------------
PRINTING & PUBLISHING -- 0.8%
    New York Times
        4.799%, 05/31/06                                3,000,000     2,988,125
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND II                           UCM INSTITUTIONAL
                                                              MONEY MARKET FUND
                                                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- CONCLUDED
--------------------------------------------------------------------------------
                                                      FACE AMOUNT      VALUE
                                                      -----------  -------------
RETAIL -- 0.7%
    Wal-Mart
        4.801%, 06/13/06                              $ 2,850,000  $  2,833,830
                                                                   -------------
    TOTAL COMMERCIAL PAPER
        (Cost $266,170,907)                                         266,170,907
                                                                   -------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.1%
--------------------------------------------------------------------------------
    FHLB
        2.125%, 05/15/06                                2,070,000     2,068,030
        4.807%, 06/28/06 (A)                            6,000,000     5,954,083
    FHLMC
        4.677%, 05/02/06 (A)                            4,000,000     3,999,482
        2.700%, 06/30/06                                3,400,000     3,388,808
        4.706%, 06/20/06 (A)                            5,371,000     5,336,387
    FNMA
        3.010%, 06/02/06                                5,000,000     4,993,306
        5.250%, 06/15/06                                6,000,000     6,004,509
                                                                   -------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $31,744,605)                                           31,744,605
                                                                   -------------
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 4.1%
--------------------------------------------------------------------------------
BANKS -- 4.1%
    Credit Suisse
        4.900%, 06/05/06                                3,000,000     2,999,998
    HSBC Bank
        4.675%, 05/10/06                                2,500,000     2,499,996
    SunTrust Bank
        4.600%, 07/05/06                                3,000,000     3,000,000
    Wells Fargo
        4.770%, 05/05/06                                4,700,000     4,699,998
    Wilmington Trust
        4.670%, 05/01/06                                3,000,000     3,000,000
                                                                   -------------
                                                                     16,199,992
                                                                   -------------
    TOTAL CERTIFICATES OF DEPOSIT
        (Cost $16,199,992)                                           16,199,992
                                                                   -------------
--------------------------------------------------------------------------------
TIME DEPOSIT -- 20.2%
--------------------------------------------------------------------------------
    Wachovia Bank, N.A., Cayman Islands
        4.800%, 05/01/06
        (Cost $79,380,943)                             79,380,943    79,380,943
                                                                   -------------
    TOTAL INVESTMENTS -- 100.1%
        (Cost $393,496,447) +                                      $393,496,447
                                                                   =============
PERCENTAGES BASED ON NET ASSETS OF $393,016,724.

   + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
  (A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
 FHLB FEDERAL HOME LOAN BANK
FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION
 FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT
                   SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                UCM-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Advisors' Inner Cirlce Fund II


By (Signature and Title)*                /s/ James F. Volk
                                         --------------------------
                                         James F. Volk
                                         President

Date: June 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ James F. Volk
                                         --------------------------
                                         James F. Volk
                                         President

Date: June 19, 2006

By (Signature and Title)*                /s/ Michael Lawson
                                         --------------------------
                                         Michael Lawson
                                         Controller and Chief Financial Officer

Date: June 19, 2006

* Print the name and title of each signing officer under his or her signature.